FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS - Disclosure of detailed information about aging of trade receivables (Details) - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 44,983	$ 20,915
Less: Expected credit losses and reserve for product returns and price adjustments	(1,121)	(710)
Net trade receivables	43,862	20,205
0-60 days
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	42,961	20,029
61-120 days
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 2,022	$ 886